Other Income and Other Expenses - Summary of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Foreign currency gain	₩ 1,688,838	₩ 1,174,376	₩ 970,306
Gain on disposal of property, plant and equipment	37,835	35,788	6,620
Gain on disposal of intangible assets	111	552	239
Reversal of impairment loss on intangible assets	1,110	960	348
Rental income	3,629	3,098	3,584
Gain on disposal of non-current assets held for sales		8,353
Others	53,123	44,124	23,040
Other income	₩ 1,784,646	₩ 1,267,251	₩ 1,004,137